INCOME TAXES - Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current tax expense:
PRC	$ 9,737	¥ 67,789	¥ 62,196	¥ 134,350
Deferred tax (benefit)/expense:
PRC	6,035	42,012	(61,108)	35,206
NON-PRC	111	774	(684)
Income tax expense
Total income tax expense	18,375	127,925	1,028	169,556
Current tax expense	12,229	85,139	62,820	134,350
Deferred tax (benefit)/expense	6,146	42,786	(61,792)	¥ 35,206
Hong Kong
Current tax expense:
Non-PRC	1,061	7,386
New Zealand
Current tax expense:
Non-PRC	$ 1,431	¥ 9,964	¥ 624